Dividends on ordinary shares	12 Months Ended
Dec. 31, 2022
Dividends on ordinary shares
Dividends on ordinary shares	Dividends on ordinary shares
The Directors have approved a total dividend in respect of 2022 of 7.25p per ordinary share of 25p each. The full year dividend for 2022 of 5.00p per ordinary share will be paid on 31 March 2023 to shareholders on the Share Register on 24 February 2023. On 31 December 2022, there were 15,871m ordinary shares in issue. The financial statements for the year ended 31 December 2022 do not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December 2023.
The Directors have confirmed their intention to initiate a share buyback of up to £500m after the balance sheet date. The proposed share buyback is expected to commence in the first quarter of 2023. The financial statements for the year ended 31 December 2022 do not reflect the impact of the proposed share buyback, which will be accounted for as and when shares are repurchased by the Company.
The 2022 financial statements include the 2022 interim dividend of £364m (2021: £339m); a full year dividend declared in relation to 2021 of £664m (2020: £173m) and two share buyback programmes totalling £1,500m (2021: £1,200m). Dividends and share buybacks are funded out of distributable reserves.